Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (4,892)	$ (703)
Increase	(602)	(86)	¥ 0
Balance at end of the year	¥ (5,494)	$ (789)	¥ (4,892)